Data Comparison
Run Date - 7/11/2023

Recovco Loan ID	Loan #1	Redacted ID	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type
XXXXXRVQF	XXXXXX	55456994	None	None	None	None	None	None	None	None